Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q and determined there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

12.	SUBSEQUENT EVENTS

(a)	On March 19, 2023, the Company entered into a Credit Line Note agreement with TII Jet Services LDA, a shareholder of the Company, for a credit facility of $2 million. Outstanding advances under the Note bears interest at 7% per annum. The promissory note is due and payable in full on March 19, 2025. Interest is payable annually on December 31 of each year during the term of the Note. In March 2023, the Company was advanced $50,000 on the Note.

(b)	On March 7, 2023, the Company issued 30,000 warrants to purchase the Company’s common shares to Barandnic Holdings Ltd. for services provided. The warrants are exercisable @ $4.00 per share and expire five years from the date of issuance.

(c)	On March 13, 2023, the Company entered into a media advertising agreement Money Channel Inc.. The Company will pay a monthly fee and after can cancel the agreement. The Company, after 90 days, will also issue options to purchase 50,000 shares of common stock to at an exercise price of $4.00 per share to Money Channel, Inc.